Leases - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease's weighted average remaining lease term	9 years 4 months 24 days	8 years 10 months 24 days
Operating lease's weighted average discount rate	5.59%	5.55%
Finance lease's weighted average remaining lease term	1 year 2 months 12 days	2 years 2 months 12 days
Finance lease's weighted average discount rate	5.50%	5.50%
Capitalized lease cost	¥ 0	¥ 0	¥ 0